Non-current assets held for sale	6 Months Ended
Jun. 30, 2025
Non-current assets held for sale [Abstract]
Non-current assets held for sale	Non-current assets held for sale
The carrying amount of assets classified as held for sale at 30 June 2025 is $5,402 million, with associated liabilities of $1,378 million.
On 18 July 2025, bp announced that it plans to sell its US onshore wind energy business, bp Wind Energy to LS Power. bp Wind Energy has interests in ten operating onshore wind energy assets across seven US states. The transaction is expected to complete by the end of 2025. The carrying amount of assets classified as held for sale at 30 June 2025 is $569 million, with associated liabilities of $39 million.
On 24 October 2024, bp completed the acquisition of the remaining 50.03% of Lightsource bp. The acquisition included certain assets for which sales processes were in progress at the acquisition date. Completion of the sale of these assets within one year of the acquisition date is considered to be highly probable. The carrying amount of assets classified as held for sale at 30 June 2025 is $1,894 million, with associated liabilities of $1,244 million.
On 1 August 2025, bp and JERA Co., Inc. completed formation of a new offshore wind joint venture - JERA Nex bp. bp contributed its development projects in the UK, Germany and US into the joint venture. The related assets and liabilities of those projects have, therefore, been classified as held for sale as at 30 June 2025. The carrying amount of assets classified as held for sale at 30 June 2025 is $2,546 million, with associated liabilities of $9 million.
On 9 July 2025, bp announced the sale of its Netherlands mobility & convenience and bp pulse businesses to Catom BV. The transaction includes bp’s Dutch retail sites, EV charging hubs and the associated fleet business. Completion of the disposal is expected by the end of 2025 subject to regulatory approvals. The carrying amount of assets classified as held for sale at 30 June 2025 is $375 million, with associated liabilities of $86 million.
Transactions that were classified as held for sale during 2025, but completed during the second quarter, are described below.
On 31 January 2025 bp and Devon Energy agreed to dissolve their Eagle Ford partnership and divide up the assets. The carrying amount of assets classified as held for sale at 31 March 2025 was $593 million, with associated liabilities of $53 million. The dissolution completed on 1 April 2025.